Income Taxes (Policies)	12 Months Ended
Dec. 31, 2016
Income Tax Policy
Income Taxes and Investment Tax Credits

The Registrants use the liability method of accounting for income taxes.  Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits (ITC) were historically accounted for under the flow-through method, except where regulatory commissions reflected ITC in the rate-making process. In the third quarter of 2016, AEP and subsidiaries changed accounting for the recognition of ITC and elected to apply the preferred deferral methodology. Retrospective application is not necessary for reporting periods prior to 2016 as the financial impact to AEP and subsidiaries was immaterial.

Deferred ITC is amortized to income tax expense over the life of the asset. Amortization of deferred ITC begins when the asset is placed into service, except where regulatory commissions reflect ITC in the rate-making process, then amortization begins when the cash tax benefit is recognized.

The Registrants account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.”  The Registrants classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation expense.
AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss and the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Appalachian Power Co [Member]
Income Tax Policy
Income Taxes and Investment Tax Credits

The Registrants use the liability method of accounting for income taxes.  Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits (ITC) were historically accounted for under the flow-through method, except where regulatory commissions reflected ITC in the rate-making process. In the third quarter of 2016, AEP and subsidiaries changed accounting for the recognition of ITC and elected to apply the preferred deferral methodology. Retrospective application is not necessary for reporting periods prior to 2016 as the financial impact to AEP and subsidiaries was immaterial.

Deferred ITC is amortized to income tax expense over the life of the asset. Amortization of deferred ITC begins when the asset is placed into service, except where regulatory commissions reflect ITC in the rate-making process, then amortization begins when the cash tax benefit is recognized.

The Registrants account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.”  The Registrants classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation expense.
AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss and the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Indiana Michigan Power Co [Member]
Income Tax Policy
Income Taxes and Investment Tax Credits

The Registrants use the liability method of accounting for income taxes.  Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits (ITC) were historically accounted for under the flow-through method, except where regulatory commissions reflected ITC in the rate-making process. In the third quarter of 2016, AEP and subsidiaries changed accounting for the recognition of ITC and elected to apply the preferred deferral methodology. Retrospective application is not necessary for reporting periods prior to 2016 as the financial impact to AEP and subsidiaries was immaterial.

Deferred ITC is amortized to income tax expense over the life of the asset. Amortization of deferred ITC begins when the asset is placed into service, except where regulatory commissions reflect ITC in the rate-making process, then amortization begins when the cash tax benefit is recognized.

The Registrants account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.”  The Registrants classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation expense.
AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss and the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Ohio Power Co [Member]
Income Tax Policy
Income Taxes and Investment Tax Credits

The Registrants use the liability method of accounting for income taxes.  Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits (ITC) were historically accounted for under the flow-through method, except where regulatory commissions reflected ITC in the rate-making process. In the third quarter of 2016, AEP and subsidiaries changed accounting for the recognition of ITC and elected to apply the preferred deferral methodology. Retrospective application is not necessary for reporting periods prior to 2016 as the financial impact to AEP and subsidiaries was immaterial.

Deferred ITC is amortized to income tax expense over the life of the asset. Amortization of deferred ITC begins when the asset is placed into service, except where regulatory commissions reflect ITC in the rate-making process, then amortization begins when the cash tax benefit is recognized.

The Registrants account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.”  The Registrants classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation expense.
AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss and the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Public Service Co Of Oklahoma [Member]
Income Tax Policy
Income Taxes and Investment Tax Credits

The Registrants use the liability method of accounting for income taxes.  Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits (ITC) were historically accounted for under the flow-through method, except where regulatory commissions reflected ITC in the rate-making process. In the third quarter of 2016, AEP and subsidiaries changed accounting for the recognition of ITC and elected to apply the preferred deferral methodology. Retrospective application is not necessary for reporting periods prior to 2016 as the financial impact to AEP and subsidiaries was immaterial.

Deferred ITC is amortized to income tax expense over the life of the asset. Amortization of deferred ITC begins when the asset is placed into service, except where regulatory commissions reflect ITC in the rate-making process, then amortization begins when the cash tax benefit is recognized.

The Registrants account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.”  The Registrants classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation expense.
AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss and the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Southwestern Electric Power Co [Member]
Income Tax Policy
Income Taxes and Investment Tax Credits

The Registrants use the liability method of accounting for income taxes.  Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits (ITC) were historically accounted for under the flow-through method, except where regulatory commissions reflected ITC in the rate-making process. In the third quarter of 2016, AEP and subsidiaries changed accounting for the recognition of ITC and elected to apply the preferred deferral methodology. Retrospective application is not necessary for reporting periods prior to 2016 as the financial impact to AEP and subsidiaries was immaterial.

Deferred ITC is amortized to income tax expense over the life of the asset. Amortization of deferred ITC begins when the asset is placed into service, except where regulatory commissions reflect ITC in the rate-making process, then amortization begins when the cash tax benefit is recognized.

The Registrants account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.”  The Registrants classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation expense.
AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss and the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.